EXPLORATION AND EVALUATION ASSETS (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Exploration And Evaluation Assets
Regulatory fees	$ 5,438	$ 4,957	$ 6,058